Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 10.2	$ 0.2	₨ 7.7	₨ 13.2
Interest cost	43.7	0.7	48.4	41.8
Expected return on plan assets	(36.0)	(0.6)	(38.7)	(40.0)
Actuarial (gains)/losses	34.8	0.6	5.2	85.1
Net pension cost	₨ 52.7	$ 0.9	₨ 22.6	₨ 100.1